COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Future Aggregate Minimum Lease Payments Required Under Operating Lease

The following table sets forth our future aggregate minimum lease payments required under these operating leases, as of December 31, 2016:

(in US$ thousands)	Amount
2017	$549
2018	497
2019	496
2020	496
2021	83
$2,121

Committed License Fees and Minimum Guarantees Against Future Royalties Set Forth in Significant License Agreements

The following table summarizes the committed license fees and minimum guarantees against future royalties set forth in our significant license agreements as of December 31, 2016.

(in US$ thousands)	License fees	Minimum guarantees against future royalties	Total
Minimum required payments:
In 2017	$—	$60	$60
After 2017	—	—	—
	$—	$60	$60